OTHER PAYABLES AND ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Vacation accrual	$ 2,476	$ 3,030
Royalties provision	420	517
Other employees and payroll accruals	3,542	3,879
Government authorities	385	574
Accrued expenses	7,877	9,596
Others	362	506
Other payables and accrued expenses	$ 15,062	$ 18,102